8. STOCK OPTIONS AND WARRANTS: Schedule of Finder's Warrants Activity (Tables)	12 Months Ended
Sep. 30, 2019
Tables/Schedules
Schedule of Finder's Warrants Activity

The continuity of finder’s warrants for the year ended September 30, 2019 is as follows:

Expiry date	Exercise price	September 30, 2018	Issued	Exercised	Expired	September 30, 2019
December 24, 2018	$ 0.05	-	887,250	-		887,250
April 25, 2020	$ 0.10	240,000	-	-	-	240,000
August 16, 2020	$ 0.14	26,100	-	-	-	26,100
July 9, 2020	$ 0.05	-	1,007,125	-	-	1,007,125
Outstanding		266,100	1,894,375	-	-	2,160,475
Weighted average exercise price		$ 0.10	$ 0.05	$ Nil	$ Nil	$ 0.06

As at September 30, 2019, the weighted average contractual remaining life of finder’s warrants is 0.53 years (September 30, 2018 – 1.60 years; September 30, 2017 – 0.67 years).

The continuity of finder’s warrants for the year ended September 30, 2018 is as follows:

Expiry date		Exercise price	September 30, 2017	Issued	Exercised	Expired	September 30, 2018
October 7, 2017	(1)	$ 0.10	155,000	-	(155,000)	-	-
March 28, 2018	(2)	$ 0.125	20,000	-	-	(20,000)	-
September 6, 2018	(3)	$ 0.125	173,600	-	-	(173,600)	-
April 25, 2020		$ 0.10		240,000	-	-	240,000
August 16, 2020		$ 0.14	26,100	-	-	-	26,100
Outstanding			374,700	240,000	(155,000)	(193,600)	266,100
Weighted average exercise price			$ 0.12	$ 0.10	$ 0.10	$ 0.125	$ 0.10

The continuity of finder’s warrants for the year ended September 30, 2017 is as follows:

Expiry date		Exercise price	September 30, 2016	Issued	Exercised	Expired	September 30, 2017
September 8, 2017		$ 0.10	223,750	-	(221,875)	(1,875)	-
October 7, 2017	(1)	$ 0.10	155,000	-	-	-	155,000
March 28, 2018	(2)	$ 0.125	20,000	-	-	-	20,000
September 6, 2018	(3)	$ 0.125	-	173,600	-	-	173,600
August 16, 2020		$ 0.14	-	26,100	-	-	26,100
Outstanding			398,750	199,700	(221,875)	(1,875)	374,700
Weighted average exercise price			$ 0.10	$ 0.13	$ 0.10	$ 0.10	$ 0.12